Allocation of Net Income (Loss) and Distributions (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 10, 2017	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Distributions Made to Members or Limited Partners [Abstract]
Amortization of beneficial conversion feature of Class D units				$ 0		$ 0
Allocation of net income to general partner:
Net income (loss)		$ 519		(1,358)		1,284
Net income applicable to pre-merger operations allocated to general partner		0		(2)		(95)
Net income applicable to pre-partnership operations allocated to general partner		0		0		(15)
Net income applicable to noncontrolling interests		(88)		(91)		(96)
Costs charged directly to the general partner		1		21		1
Income (loss) subject to 2% allocation of general partner interest		$ 432		$ (1,430)		$ 1,079
General partner's share of net income		2.00%		2.00%		2.00%
General partner's allocated share of net income (loss) before items directly allocable to general partner interest		$ 9		$ (29)		$ 22
Priority Allocations Paid To General Partner		482		638		641
Pre-merger net income allocated to general partner interest		0		2		95
Pre-partnership net income allocated to general partner interest		0		0		15
Costs charged directly to the general partner		(1)		(21)		(1)
Net income allocated to general partner's equity		490		590		772
Net income (loss)		519		(1,358)		1,284
Net income allocated to general partner's equity		490		590		772
Net income (loss) allocated to Class B limited partners' equity		(2)		(52)		0
Net income allocated to Class D limited partners' equity		0		69	[1]	62	[1]
Net income applicable to noncontrolling interests		88		91		96
Net income (loss) allocated to common limited partners' equity		(57)		(2,056)		354
Adjustments to reconcile Net income (loss) allocated to common limited partners' equity to Allocation of net income (loss) to common units
Incentive distributions paid		474		633		640
Incentive distributions declared		(473)		(423)		(626)
Impact of unit issuance timing and other		(42)	[2]	(9)		(9)
Allocation of net income (loss) to common units		$ (98)		$ (1,855)		359
Subsequent Event [Member]
Distributions Made to Members or Limited Partners [Abstract]
Per Unit Distribution (Paid)	$ 0.85
Class B Units
Distributions Made to Members or Limited Partners [Abstract]
Class B Units Issued In Lieu Of Cash Distributions		1,906,001		1,058,172
Class B Units | Limited Partner [Member]
Distributions Made to Members or Limited Partners [Abstract]
Amortization of beneficial conversion feature of Class D units				$ 0		0
Allocation of net income to general partner:
Net income (loss)		$ (2)		(52)		0
Net income (loss)		(2)		(52)		$ 0
Class B Units | Subsequent Event [Member]
Distributions Made to Members or Limited Partners [Abstract]
Class B Units Issued In Lieu Of Cash Distributions	375,800
Class D [Member]
Distributions Made to Members or Limited Partners [Abstract]
Class D Units Issued In Lieu Of Cash Distributions						1,377,893
Class D [Member] | Limited Partner [Member]
Distributions Made to Members or Limited Partners [Abstract]
Amortization of beneficial conversion feature of Class D units				68		$ 49
Allocation of net income to general partner:
Net income (loss)		0		1		62
Net income (loss)		$ 0		$ 1		$ 62

[1]	Includes amortization of the beneficial conversion feature associated with the Pre-merger WPZ Class D units of $68 million and $49 million for the years ended December 31, 2015 and 2014, respectively. See following discussion of Class D units.
[2]	The 2016 amount includes the effect of units issued and the conversion of the general partner interest in us to a non-economic interest in conjunction with our Financial Repositioning (see Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies.)